Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of property, plant and equipment [text block] [Abstract]
Impairment loss	$ (48,859)